Contract Income Fund (Tables)	12 Months Ended
Dec. 31, 2025
EBP 075
EBP, Description of Plan [Line Items]
Contract Values by Type of Investment Contract
The following represents the disaggregation of contract value between types of investment contracts held by the Plan at December 31, 2025 and 2024:

	2025	2024
Short-term investment fund	$18,655	$14,140
Separate Account GICs	—	34,382
Fixed maturity synthetic GICs	74,699	71,819
Constant duration synthetic GICs	370,725	367,550
	$464,079	$487,891